Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
PAY VERSUS PERFORMANCE
The SEC has adopted a rule requiring annual disclosure of
pay-versus-performance
which shows
the
relationship between executive compensation actually paid and the Company’s performance. The following pay versus performance disclosure is based on upon permitted methodology, pursuant to the SEC guidance under Item 402(v) of Regulation
S-K.

YEAR	SUMMARY COMPENSATION TABLE TOTAL FOR PEO (1)	COMPENSATION ACTUALLY PAID TO PEO (1,2,3)	AVERAGE SUMMARY COMPENSATION TABLE TOTAL FOR NON-PEO NAMED EXECUTIVE OFFICERS (1)	AVERAGE COMPENSATION ACTUALLY PAID TO NON-PEO NAMED EXECUTIVE OFFICERS (1,2,3)	VALUE OF INITIAL FIXED $100 INVESTMENT BASED ON:		NET INCOME ($MILLION)	ADJUSTED EBIT ($MILLION) (4)

					TOTAL SHAREHOLDER RETURN	PEER GROUP TOTAL SHAREHOLDER RETURN
(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)
2022	$10,979,854	$14,107,038	$2,946,087	$3,808,951	$136.88	$145.43	$1,241	$1,758
2021	$9,782,143	$12,619,790	$2,894,244	$3,194,386	$142.89	$194.73	$995	$1,415
2020	$7,549,789	$12,670,545	$2,029,479	$2,840,007	$118.16	$122.63	$(383)	$878
Notes to the Pay versus Performance Chart
1)
The PEO in each covered year is Mr. Chambers. The
Non-PEO
NEOs for
whom
the average compensation is presented in this table are: for fiscal 2022, Messrs. Parks, Sandri, D. Smith, and Fister; for fiscal 2021, Ms. Beredo, and Messrs. Parks, Sandri, and D. Smith; and for fiscal 2020, Messrs. Gandhi, Parks, Sandri, D. Smith, and G. Smith.

2)
The amounts shown for Compensation Actually Paid have been calculated in accordance with Item 402(v) of Regulation
S-K
and do not reflect compensation actually earned, realized, or received by the Company’s NEOs. These amounts reflect the Summary Compensation Table total with certain adjustments as described in footnote 3 below.

3)
Compensation Actually Paid reflects the exclusions and inclusions of certain amounts for the PEO and the
Non-PEO
NEOs as set forth below. Equity values are calculated in accordance with FASB ASC Topic 718. Amounts in the Exclusion of Stock Awards column are the totals from the Stock Awards column set forth in the Summary Compensation Table. Amounts in the Exclusion of Change in Pension Value column reflect the amounts attributable to the Change in Pension Value reported in the Summary Compensation Table. Amounts in the Inclusion of Pension Service Cost are based on the service cost for services rendered during the listed year.

4)
Reconciliation and further information for Adjusted EBIT can be found on page 27 of our 2022 Form
10-K
filed with the SEC on February 15, 2023. For 2022, this number was adjusted to remove the impact of acquisitions.

YEAR	SUMMARY COMPENSATION TABLE TOTAL FOR PEO	EXCLUSION OF CHANGE IN PENSION VALUE	EXCLUSION OF STOCK AWARDS AND OPTION AWARDS	INCLUSION OF PENSION SERVICE COST	INCLUSION OF EQUITY VALUES	COMPENSATION ACTUALLY PAID TO PEO
2022	$10,979,854	$-	$(6,423,452)	$-	$9,550,636	$14,107,038
2021	$9,782,143	$-	$(5,660,783)	$-	$8,498,430	$12,619,790
2020	$7,549,789	$-	$(4,766,534)	$-	$9,887,290	$12,670,545

YEAR	SUMMARY COMPENSATION TABLE TOTAL FOR NON-PEO NEOs	EXCLUSION OF CHANGE IN PENSION VALUE	EXCLUSION OF STOCK AWARDS AND OPTION AWARDS	INCLUSION OF PENSION SERVICE COST	INCLUSION OF EQUITY VALUES	COMPENSATION ACTUALLY PAID TO NON-PEO NEOs
2022	$2,946,087	$(250)	$(1,376,911)	$-	$2,240,025	$3,808,951
2021	$2,894,244	$(250)	$(1,546,744)	$-	$1,847,135	$3,194,386
2020	$2,029,479	$-	$(1,159,115)	$-	$1,969,644	$2,840,007
The amounts in the Inclusion of Equity Values in the tables above are derived from the amounts set forth in the following tables:

YEAR	YEAR-END FAIR VALUE OF EQUITY AWARDS THAT REMAINED UNVESTED AS OF LAST DAY OF YEAR FOR PEO	CHANGE IN FAIR VALUE FROM LAST DAY OF PRIOR YEAR TO LAST DAY OF YEAR OF UNVESTED EQUITY FOR PEO	VESTING-DATE FAIR VALUE OF EQUITY AWARDS GRANTED DURING YEAR THAT VESTED DURING YEAR FOR PEO	CHANGE IN FAIR VALUE FROM LAST DAY OF PRIOR YEAR TO VESTING DATE OF UNVESTED EQUITY AWARDS THAT VESTED DURING YEAR FOR PEO	FAIR VALUE AT LAST DAY OF PRIOR YEAR OF EQUITY AWARDS FORFEITED DURING YEAR FOR PEO	VALUE OF DIVIDENDS OR OTHER EARNINGS PAID ON STOCK OR OPTION AWARDS NOT OTHERWISE INCLUDED FOR PEO	TOTAL - INCLUSION OF EQUITY VALUES FOR PEO

2022	$7,161,652	$218,075	$-	$2,170,909	$-	$-	$9,550,636

2021	$7,364,673	$418,215	$-	$715,541	$-	$-	$8,498,430

2020	$8,838,591	$1,065,305	$-	$(16,606)	$-	$-	$9,887,290

YEAR	AVERAGE YEAR-END FAIR VALUE OF EQUITY AWARDS GRANTS DURING YEAR THAT REMAINED UNVESTED AS OF LAST DAY OF YEAR FOR NON-PEO NEOs	AVERAGE CHANGE IN FAIR VALUE FROM LAST DAY OF PRIOR YEAR TO LAST DAY OF YEAR OF UNVESTED EQUITY FOR NON-PEO NEOs	AVERAGE VESTING-DATE FAIR VALUE OF EQUITY AWARDS GRANTED DURING THE YEAR THAT VESTED DURING THE YEAR FOR NON-PEO NEOs	AVERAGE CHANGE IN FAIR VALUE FROM LAST DAY PRIOR YEAR TO VESTING DATE OF UNVESTED EQUITY AWARDS THAT VESTED DURING YEAR FOR NON-PEO NEOs	AVERAGE FAIR VALUE AT LAST DAY OR PRIOR YEAR OF EQUITY AWARDS FORFEITED DURING YEAR FOR NON-PEO NEOs	AVERAGE VALUE OF DIVIDENDS OR OTHER EARNINGS PAID ON STOCK OR OPTION AWARDS NOT OTHERWISE INCLUDED FOR NON- PEO NEOs	TOTAL - AVERAGE INCLUSION OF EQUITY VALUES FOR NON- PEO NEOs

2022	$1,535,144	$377,556	$-	$327,325	$-	$-	$2,240,025

2021	$1,830,999	$(60,681)	$-	$76,817	$-	$-	$1,847,135

2020	$1,809,361	$187,314	$-	$(27,032)	$-	$-	$1,969,644

Company Selected Measure Name	Adjusted EBIT
Named Executive Officers, Footnote [Text Block]	The PEO in each covered year is Mr. Chambers. The
Non-PEO
NEOs for
whom
	the average compensation is presented in this table are: for fiscal 2022, Messrs. Parks, Sandri, D. Smith, and Fister; for fiscal 2021, Ms. Beredo, and Messrs. Parks, Sandri, and D. Smith; and for fiscal 2020, Messrs. Gandhi, Parks, Sandri, D. Smith, and G. Smith.
PEO Total Compensation Amount	$ 10,979,854	$ 9,782,143	$ 7,549,789
PEO Actually Paid Compensation Amount	$ 14,107,038	12,619,790	12,670,545
Adjustment To PEO Compensation, Footnote [Text Block]

YEAR	SUMMARY COMPENSATION TABLE TOTAL FOR PEO	EXCLUSION OF CHANGE IN PENSION VALUE	EXCLUSION OF STOCK AWARDS AND OPTION AWARDS	INCLUSION OF PENSION SERVICE COST	INCLUSION OF EQUITY VALUES	COMPENSATION ACTUALLY PAID TO PEO
2022	$10,979,854	$-	$(6,423,452)	$-	$9,550,636	$14,107,038
2021	$9,782,143	$-	$(5,660,783)	$-	$8,498,430	$12,619,790
2020	$7,549,789	$-	$(4,766,534)	$-	$9,887,290	$12,670,545

Non-PEO NEO Average Total Compensation Amount	$ 2,946,087	2,894,244	2,029,479
Non-PEO NEO Average Compensation Actually Paid Amount	$ 3,808,951	3,194,386	2,840,007
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]

YEAR	SUMMARY COMPENSATION TABLE TOTAL FOR NON-PEO NEOs	EXCLUSION OF CHANGE IN PENSION VALUE	EXCLUSION OF STOCK AWARDS AND OPTION AWARDS	INCLUSION OF PENSION SERVICE COST	INCLUSION OF EQUITY VALUES	COMPENSATION ACTUALLY PAID TO NON-PEO NEOs
2022	$2,946,087	$(250)	$(1,376,911)	$-	$2,240,025	$3,808,951
2021	$2,894,244	$(250)	$(1,546,744)	$-	$1,847,135	$3,194,386
2020	$2,029,479	$-	$(1,159,115)	$-	$1,969,644	$2,840,007

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
Compensation Actually Paid vs. Net Income [Text Block]
Tabular List [Table Text Block]

TABULAR LIST OF FINANCIAL METRICS USED TO LINK NEO COMPENSATION ACTUALLY PAID TO COMPANY PERFORMANCE
Adjus t ed EBIT	Adjusted Return on Capital	Adjusted Free Cash Flow Conversion

Total Shareholder Return Amount	$ 136.88	142.89	118.16
Peer Group Total Shareholder Return Amount	145.43	194.73	122.63
Net Income (Loss)	$ 1,241,000,000	$ 995,000,000	$ (383,000,000)
Company Selected Measure Amount	17.58	14.15	8.78
PEO Name	Mr. Chambers
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted EBIT
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted Return on Capital
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted Free Cash Flow Conversion
PEO [Member] | Stock Awards And Option Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (6,423,452)	$ (5,660,783)	$ (4,766,534)
PEO [Member] | Equity Values [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	9,550,636	8,498,430	9,887,290
Non-PEO NEO [Member] | Change In Pension Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(250)	(250)
Non-PEO NEO [Member] | Stock Awards And Option Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,376,911)	(1,546,744)	(1,159,115)
Non-PEO NEO [Member] | Equity Values [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 2,240,025	$ 1,847,135	$ 1,969,644